Income taxes - Deferred tax variation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of deferred tax variation
Opening balance	$ (8,912)	$ (8,270)	$ (5,972)
Deferred tax on income	(307)	(563)	(556)
Deferred tax on shareholders' equity	306	(768)	(741)
Changes in scope of consolidation and others	(75)	388	(1,102)
Currency translation adjustment	(288)	301	101
CLOSING BALANCE	$ (9,276)	$ (8,912)	$ (8,270)